Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Taxes
Schedule of financial position income taxes

	06.30.2026		12.31.2025
	Assets	Liabilities	Assets	Liabilities
Income taxes	965	1,473	1,023	1,868
Deferred income taxes	1,198	10,417	1,015	6,354
	2,163	11,890	2,038	8,222

Schedule of statutory income tax rate and effective income tax rate

	Jan-Jun/2026	Jan-Jun/2025	Apr-Jun/2026	Apr-Jun/2025
Net income before income taxes	23,393	15,517	14,068	6,411
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(7,953)	(5,275)	(4,783)	(2,179)
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distributions	1,162	465	1,162	465
Different jurisdictional tax rates for companies abroad	766	464	421	229
Brazilian income taxes on income of companies incorporated outside Brazil (1)	(416)	(111)	(243)	(41)
Tax incentives	107	95	57	66
Effects of the global minimum tax	(56)	(109)	(23)	(56)
Internal transfer prices adjustments for operations between related parties abroad	(119)	(165)	(119)	(86)
Tax loss carryforwards (unrecognized tax losses)	(26)	1	(13)	-
Non-taxable income (non-deductible expenses), net	47	5	46	10
Post-employment benefits (2)	(317)	(208)	(158)	(94)
Results of equity-accounted investments	18	43	12	15
Non-incidence of income taxes on indexation (Selic interest rate) of undue paid taxes	48	30	25	17
Others	2	-	(14)	-
Income taxes	(6,737)	(4,765)	(3,630)	(1,654)
Deferred income taxes	(1,758)	(2,341)	(1,054)	(1,126)
Current income taxes	(4,979)	(2,424)	(2,576)	(528)
Effective tax rate of income taxes	28.8%	30.7%	25.8%	25.8%
(1) Relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(2) Includes Uncertain tax treatments (see note 13.1.3).

Schedule of income taxes recoverable

	Current assets		Non-current assets		Total
	06.30.2026	12.31.2025	06.30.2026	12.31.2025	06.30.2026	12.31.2025
Taxes in Brazil	756	653	207	365	963	1,018
Taxes abroad	2	5	−	−	2	5
Total	758	658	207	365	965	1,023

Schedule of income taxes payable

	Current liabilities		Non-current liabilities		Total
	06.30.2026	12.31.2025	06.30.2026	12.31.2025	06.30.2026	12.31.2025
Taxes in Brazil
Income taxes (1)	566	785	427	392	993	1,177
Income taxes - Tax settlement programs	66	59	171	184	237	243
	632	844	598	576	1,230	1,420
Taxes abroad (1)	243	448	−	−	243	448
Total	875	1,292	598	576	1,473	1,868
(1) Includes uncertain tax treatments (see note 13.1.3).

Schedule of changes in the deferred income taxes

	Jan-Jun/2026	Jan-Jun/2025
Opening balance	(5,339)	(548)
Recognized in the statement of income for the period	(1,758)	(2,341)
Recognized in shareholders’ equity	(1,727)	(3,238)
Translation adjustment	(395)	(446)
Use of tax loss carryforwards	(1)	(43)
Others	1	19
Closing balance	(9,219)	(6,597)
Deferred tax on profit - Assets	1,198	1,005
Deferred tax on profit - Liabilities	(10,417)	(7,602)

Schedule of composition of deferred tax assets and liabilities

Nature	Realization basis	06.30.2026	12.31.2025
PP&E - Exploration and decommissioning costs	Depreciation, amortization and write-offs of assets	(6,128)	(6,471)
PP&E - Impairment	Amortization, impairment reversals and write-offs of assets	4,537	4,454
PP&E - Right-of-use assets	Depreciation, amortization and write-offs of assets	(14,025)	(12,596)
PP&E - depreciation methods and capitalized borrowing costs	Depreciation, amortization and write-offs of assets	(21,005)	(19,066)
Loans, trade and other receivables / payables and financing	Payments, receipts and considerations	(2,347)	(665)
Leasings	Appropriation of the considerations	15,190	14,322
Provision for decommissioning costs	Payments and use of provisions	10,144	9,957
Provision for legal proceedings	Payments and use of provisions	1,073	1,053
Tax loss carryforwards	Taxable income compensation	740	720
Inventories	Sales, write-downs and losses	804	453
Employee Benefits	Payments and use of provisions	1,398	1,586
Others		400	914
Total		(9,219)	(5,339)

Schedule of other taxes

	Current assets		Non-current assets
	06.30.2026	12.31.2025	06.30.2026	12.31.2025
Taxes in Brazil
Current PIS and COFINS	276	255	1,416	1,291
Non-Current PIS and COFINS	395	354	1,770	1,461
PIS and COFINS - unconstitutionality of the extended calculation basis	−	−	725	661
ICMS (VAT)	192	320	599	515
Deferred ICMS (VAT)	423	369	241	229
Others	14	28	21	20
	1,300	1,326	4,772	4,177
Taxes abroad	64	42	−	−
Total	1,364	1,368	4,772	4,177

Schedule of production taxes and other taxes payable

	Current liabilities		Non-current liabilities (1)
	06.30.2026	12.31.2025	06.30.2026	12.31.2025
Taxes in Brazil
Production taxes	2,493	1,400	37	56
ICMS (VAT)	1,412	1,291	−	−
PIS and COFINS	593	445	221	178
Withholding income taxes	182	329	−	−
Export tax	579	−	−	−
Other taxes	254	333	105	90
	5,513	3,798	363	324
Taxes abroad	22	12	−	−
Total	5,535	3,810	363	324
(1) Other non-current taxes are classified within other non-current liabilities in the statement of financial position.